FINANCE COSTS	12 Months Ended
Dec. 31, 2020
FINANCE COSTS
FINANCE COSTS

6.           FINANCE COSTS

Finance costs comprise interest expense on the Company’s bank borrowings:

	For the years ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Interest on lease liability	2,748	315	—
Interest on bank borrowings	—	—	—